Fair Value Measurements, Available-For-Sale Securities And Restricted Funds (Schedule Of Contractual Maturities Of Debt Securities Excluding Debt-Based Mutual Fund Holdings) (Details) (USD $)
In Thousands, unless otherwise specified
Dec. 31, 2011
Fair Value Measurements, Available-For-Sale Securities And Restricted Funds [Abstract]
Amortized Cost Basis, After 1 year through year 5	$ 6,265
Amortized Cost Basis, After 5 years through year 10	9,036
Amortized Cost Basis, After 10 years	14,762
Estimated Fair Value, After 1 year through year 5	6,209
Estimated Fair Value, After 5 years through year 10	9,044
Estimated Fair Value, After 10 years	$ 15,022